Segmental reporting (Tables)	6 Months Ended
Jun. 30, 2019
Segmental Reporting
Analysis of results by business
Analysis of results by business
	BarclaysUK	BarclaysInternational	HeadOffice	BarclaysGroup
Half year ended 30.06.19	£m	£m	£m	£m
Total income	3,548	7,473	(231)	10,790
Credit impairment charges and other provisions	(421)	(492)	(15)	(928)
Net operating income/(expenses)	3,127	6,981	(246)	9,862
Total operating expenses	(2,065)	(4,671)	(136)	(6,872)
Other net income/(expenses)[1]	-	31	(7)	24
Profit/(loss) before tax	1,062	2,341	(389)	3,014

As at 30.06.19	£bn	£bn	£bn	£bn
Total assets	259.0	951.4	22.4	1,232.8

	BarclaysUK	BarclaysInternational	HeadOffice	BarclaysGroup
Half year ended 30.06.18	£m	£m	£m	£m
Total income	3,624	7,515	(205)	10,934
Credit impairment (charges)/releases and other provisions	(415)	(161)	5	(571)
Net operating income/(expenses)	3,209	7,354	(200)	10,363
Total operating expenses	(2,387)	(4,668)	(1,661)	(8,716)
Other net income/(expenses)[1]	4	24	(16)	12
Profit/(loss) before tax	826	2,710	(1,877)	1,659

As at 31.12.18	£bn	£bn	£bn	£bn
Total assets	249.7	862.1	21.5	1,133.3

  Other net income/(expenses) represents the share of post-tax results of associates and joint ventures, profit (or loss) on disposal of subsidiaries, associates and joint ventures and gains on acquisitions.

Split of income by geographic region
	Half year ended	Half year ended
Split of income by geographic region[1]	30.06.19	30.06.18
	£m	£m
UK	5,365	5,527
Europe	959	1,042
Americas	3,956	3,966
Africa and Middle East	144	103
Asia	366	296
Total	10,790	10,934

  The geographic region is based on counterparty location.